Changes in Provision for Product Warranties (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 213,943	¥ 226,038
Warranty claims paid during the period	(82,547)	(82,080)
Liabilities accrued for warranties issued during the period	60,004	84,920
Changes in liabilities for pre-existing warranties during the period	(17,697)	(3,550)
Foreign currency translation	(3,141)	(11,385)
Balance at end of year	¥ 170,562	¥ 213,943